LOANS AND NOTES PAYABLE	6 Months Ended
Jun. 30, 2025
Debt Instrument [Line Items]
LOANS AND NOTES PAYABLE	LOANS AND NOTES PAYABLE
Loans Payable
In the ordinary course of business the Company may borrow fiat currency, such as US dollars, to facilitate digital asset trading and lending activity. For the majority of these loans, there is no set repayment term and the Company can prepay without penalty.

(in thousands)	June 30, 2025	December 31, 2024
Loans payable	$348,214	$510,718
Interest expense related to the Company’s loans payable was $4.2 million and $7.8 million for the three and six months ended June 30, 2025, respectively, and $2.1 million and $4.6 million for the three and six months ended June 30, 2024, respectively.
Assets Posted as Collateral Associated with Loans Payable

(in thousands)	June 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$219,121	$194,306
Less: Allowance for credit losses	(633)	(554)
Assets posted as collateral associated with digital asset loans payable	$218,488	$193,752
Notes Payable
GDH LP issued $500 million aggregate principal amount of 3.00% exchangeable senior notes (the “2026 Exchangeable Notes”) on December 9, 2021, and $402.5 million aggregate principal amount of 2.500% exchangeable senior notes on November 25, 2024 (the “2029 Exchangeable Notes” and, together with the 2026 Exchangeable Notes, the “Exchangeable Notes”). Outstanding 2026 Exchangeable Notes and 2029 Exchangeable Notes will mature and the aggregate principal amount is due in 2026 and 2029, respectively, unless earlier exchanged, redeemed or repurchased. Interest on the Exchangeable Notes is payable semi-annually. There were no origination discounts or premiums associated with the Exchangeable Notes. The 2026 Exchangeable Notes have an initial exchange rate of 7,498.2210 shares of Class A common stock per $250,000 principal amount and the 2029 Exchangeable Notes have an initial exchange rate of 10,497.5856 shares of Class A common stock per $250,000 principal amount. All Exchangeable Notes issued are subject to certain selling and transfer restrictions set forth in each investor’s note purchase agreement and as set forth in the applicable indenture that governs the Exchangeable Notes.
Prior to the Reorganization Transactions, the Company determined that the exchange features represented derivative financial instruments embedded in the Exchangeable Notes as the notes were exchangeable for ordinary shares of GDH Ltd., an unconsolidated affiliate. The exchange feature was recorded at fair value as a discount to the value of the Exchangeable Notes as of the applicable inception date. Accordingly, the Company recorded aggregate discounts of $71.0 million and $94.0 million for the fair value of the derivative liability at inception of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, respectively. The difference between the proceeds allocated to the exchangeable instrument at issuance and the fair value of the exchange feature was allocated to the host contract. Upon the completion of the Reorganization Transactions, given the Exchangeable Notes are now exchangeable for Class A common stock of GDI, the embedded derivative no longer meets the bifurcation criteria and the net loss from the inception of the derivative was reclassified to equity which is reflected in the Impact of Reorganization Transactions in the Company’s Interim Statements of Changes in Equity. As of December 31, 2024, the Exchangeable Notes and the associated derivative liability are shown as Notes payable in the Company’s condensed consolidated interim statements of financial position. The unamortized debt issuance cost as of June 30, 2025 and December 31, 2024 was $16.2 million and $18.5 million, respectively. As of June 30, 2025 and December 31, 2024, there was $847.5 million in principal outstanding of the Exchangeable Notes.
On initial recognition of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, debt issuance costs of $13.4 million and $13.6 million, respectively, were recognized as a reduction of Notes payable and are being expensed over the term of the debt. The interest expense from the Exchangeable Notes for the three and six months ended June 30, 2025 was $14.2 million and $28.3 million, including coupon interest of $5.8 million and $11.7 million, respectively, and $7.0 million and $14.0 million, including coupon interest of $3.4 million and $6.7 million, for the three and six months ended June 30, 2024, respectively. The effective interest rates on the 2026 and 2029 Exchangeable Notes are 7.0% and 9.2%, respectively.
As of June 30, 2025, the Company’s notes payable repayment obligation was as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500

Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
LOANS AND NOTES PAYABLE	LOANS AND NOTES PAYABLE
Loans payable
In the ordinary course of business the Company may borrow fiat currency, such as US dollars, to facilitate digital asset trading and lending activity. For the majority of these loans, there is no set repayment term and the Company can prepay without penalty.

(in thousands)	December 31, 2024	December 31, 2023
Loans payable	$510,718	$93,069
For the years ended December 31, 2024, 2023, and 2022, interest expense related to the Company’s Loans payable were $11.5 million, $2.2 million, and $6.9 million, respectively.
Assets posted as collateral associated with loans payable

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral - Digital intangible assets	$194,306	$67,767
Less: Allowance for credit losses	(554)	—
Assets posted as collateral associated with digital asset loans payable	$193,752	$67,767
Notes payable
GDH LP issued $500 million, aggregate principal amount, of 3.00% exchangeable senior notes (the “2026 Exchangeable Notes”) on December 9, 2021 and $402.5 million, aggregate principal amount, of 2.500% exchangeable senior notes on November 25, 2024 (the “2029 Exchangeable Notes” and, together with the 2026 Exchangeable Notes, the “Exchangeable Notes”). Outstanding 2026 Exchangeable Notes and 2029 Exchangeable Notes will mature and the aggregate principal amount is due in 2026 and 2029, respectively, unless earlier exchanged, redeemed or repurchased. Interest on the Exchangeable Notes is payable semi-annually. There were no origination discounts or premiums associated with the notes. The 2026 Exchangeable Notes had an initial exchange rate of 7,498.2210 ordinary shares per US$250,000 principal amount and the 2029 Exchangeable Notes had an initial exchange rate of 10,497.5856 ordinary shares per US$250,000 principal amount. All Exchangeable Notes issued are subject to certain selling and transfer restrictions set forth in each investor’s note purchase agreement and as set forth in the indenture that governs the Exchangeable Notes.
The Company determined that the conversion features represent derivative financial instruments embedded in the Exchangeable Notes. The conversion feature was recorded at fair value as a discount to the value of the Exchangeable Notes as of inception date. Accordingly, the Company recorded an aggregate discount of $71.0 million and $94.0 million for the fair value of the derivative liability at inception of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, respectively. The difference between the proceeds allocated to the convertible instrument at issuance and the fair value of the conversion feature was allocated to the host contract. The Exchangeable Notes and the associated derivative liability are shown as Notes payable in the Company’s consolidated statements of financial position. The unamortized debt issuance cost as of December 31, 2024 and 2023 was $18.5 million and $7.5 million, respectively. As of December 31, 2024 and 2023 there was $847.5 million and $445.0 million in principal outstanding of the Exchangeable Notes, respectively.
On initial recognition of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, debt issuance costs of $13.4 million and $13.6 million, respectively, were recognized as a reduction of Notes payable and are being expensed over the term of the debt. The interest expense from the Exchangeable Notes for the years ended December 31, 2024, 2023, and 2022 was $30.8 million, $27.3 million and $37.0 million, respectively, including coupon interest expense of $14.3 million, $13.4 million and $14.9 million, respectively. The effective interest rates on the 2026 and 2029 Exchangeable Notes are 7.0% and 9.2%, respectively.
As of December 31, 2024, the Partnership's notes payable repayment obligation is as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500